Cash and cash equivalents (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 RMB [Member] CNY	Dec. 31, 2013 RMB [Member] CNY	Dec. 31, 2014 US$ [Member] USD ($)	Dec. 31, 2014 US$ [Member] CNY	Dec. 31, 2013 US$ [Member] USD ($)	Dec. 31, 2013 US$ [Member] CNY
Cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 76,561	475,028	$ 117,590	729,598	504,702	128,891	394,214	715,316	$ 13,205	80,814	$ 2,342	14,282